UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

Daily Assets Fund Institutional

Annual Report

to Shareholders

June 30, 2013

Contents
4 Portfolio Management Review
8 Investment Portfolio
21 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
25 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Summary of Management Fee Evaluation by Independent Fee Consultant
38 Board Members and Officers
44 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dbadvisorsliquidity.com/US for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Investment Strategy The fund seeks a high level of current income consistent with liquidity and the preservation of capital.

During the second half of 2012, market turbulence, spurred by uncertainty over European financial conditions, was gradually calmed by the actions of the European Central Bank, as the ECB lowered its interest rate for bank reserves and the Bank's president stated that it would do "whatever it takes" to preserve the euro. In December, the U.S. Federal Reserve Board (the Fed) altered its guidance regarding rate levels, stating that it would maintain short-term interest rates near zero until U.S. unemployment dropped below 6.5%, and as long as inflation levels did not exceed 2.5%. In the first quarter of 2013, the European situation remained relatively stable until a banking crisis in Cyprus reached the boiling point; the crisis was resolved after it was agreed that large, uninsured depositors in Cyprus' banks would suffer substantial losses. Meanwhile, the U.S. economy was boosted by higher housing prices and steady, if unspectacular, employment gains. In late May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the Fed that it could begin to taper its monthly asset purchases toward the end of this year. In the money market area during the period, we have seen a continued supply/demand imbalance, including a significant reduction in the supply of Treasury money market securities, due to the shrinking federal budget deficit.

Portfolio Performance (as of June 30, 2013)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.

	7-Day Current Yield
June 30, 2013	.10	%*
June 30, 2012	.24	%*

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the fund's most current yield information.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during the period ended June 30, 2013. Given the periods of uncertainly, we continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We also maintained a conservative average maturity, with fund assets broadly diversified among a number of sectors, including banks, asset-backed commercial paper, corporate issues, and sovereign and U.S. government debt. In addition, we focused on favorable geographical areas for money market investment, such as Canada, Australia, Scandinavia, the United States and Japan.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

"In the money market area during the period, we have seen a continued supply/demand imbalance, including a significant reduction in the supply of Treasury money market securities, due to the shrinking federal budget deficit."

Outlook and Positioning

We look for steady, but somewhat limited, growth for the U.S. economy over the remainder of this year. Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future and should continue to put downward pressure on money market rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Asset-backed securities are secured by specified pool of underlying assets (such as a loan or accounts receivable originated by banks).

Commercial paper is an unsecured debt instrument that is issued by a corporation, typically for the purpose of financing inventories or other short-term liabilities.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Investment Portfolio as of June 30, 2013
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.6%
Banco del Estado de Chile:
0.26%, 11/12/2013	50,000,000	50,000,000
0.27%, 11/14/2013	40,000,000	40,000,000
Berkshire Hathaway Finance Corp., 5.0%, 8/15/2013	500,000	502,819
BNP Paribas, 0.37%, 7/2/2013	25,000,000	25,000,153
Caisse des Depots et Consignations, 1.25%, 9/20/2013	20,000,000	20,042,562
China Construction Bank Corp.:
0.39%, 8/30/2013	20,000,000	20,000,000
0.4%, 9/10/2013	20,000,000	20,000,000
0.4%, 9/17/2013	25,000,000	25,000,000
Credit Suisse:
0.24%, 8/30/2013	30,000,000	30,000,000
0.25%, 8/8/2013	65,000,000	65,000,000
DnB Bank ASA:
0.225%, 7/3/2013	15,000,000	15,000,000
0.23%, 11/20/2013	30,000,000	30,000,000
DZ Bank AG:
0.19%, 10/1/2013	35,000,000	35,000,000
0.21%, 8/12/2013	15,000,000	15,000,000
Industrial & Commercial Bank of China:
0.32%, 7/1/2013	35,000,000	35,000,000
0.4%, 8/9/2013	10,000,000	10,000,000
0.4%, 8/28/2013	20,000,000	20,000,000
Mizuho Corporate Bank Ltd., 0.24%, 8/9/2013	40,000,000	40,000,000
Natixis, 0.19%, 7/2/2013	20,000,000	20,000,000
Nordea Bank Finland PLC, 0.25%, 9/9/2013	36,000,000	36,000,000
Norinchukin Bank:
0.14%, 7/11/2013	30,000,000	30,000,000
0.23%, 9/13/2013	50,000,000	50,000,000
0.24%, 8/9/2013	10,000,000	10,000,000
Rabobank Nederland NV:
0.26%, 9/12/2013	25,000,000	25,000,504
0.27%, 9/9/2013	10,000,000	10,000,000
0.405%, 1/8/2014	15,000,000	15,010,695
Skandinaviska Enskilda Banken AB, 0.22%, 10/28/2013	50,000,000	49,999,174
Sumitomo Mitsui Banking Corp., 0.24%, 8/23/2013	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $766,555,907)		766,555,907

Collateralized Mortgage Obligation 0.6%
Resimac MBS Trust, "A1B", Series 2012-1, 0.474%, 6/7/2014 (Cost $30,000,000)	30,000,000	30,000,000

Commercial Paper 41.1%
Issued at Discount** 37.0%
ASB Finance Ltd., 0.25%, 12/17/2013	20,000,000	19,976,528
Autobahn Funding Co., LLC, 144A, 0.22%, 9/16/2013	55,000,000	54,974,120
Barclays Bank PLC, 0.17%, 7/22/2013	25,000,000	24,997,521
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	12,000,000	11,998,507
144A, 0.39%, 10/21/2013	12,000,000	11,985,440
144A, 0.42%, 1/3/2014	12,000,000	11,973,960
Caisse des Depots et Consignations:
144A, 0.26%, 9/27/2013	42,000,000	41,973,307
144A, 0.265%, 10/25/2013	38,000,000	37,967,552
144A, 0.27%, 8/5/2013	40,975,000	40,964,244
Catholic Health Initiatives, 0.14%, 8/19/2013	12,500,000	12,497,618
Collateralized Commercial Paper Co., LLC, 0.24%, 8/6/2013	50,000,000	49,988,000
Collateralized Commercial Paper II Co., LLC:
144A, 0.225%, 9/16/2013	32,000,000	31,984,600
144A, 0.25%, 7/9/2013	10,000,000	9,999,444
144A, 0.27%, 7/1/2013	12,000,000	12,000,000
CRC Funding LLC, 144A, 0.14%, 7/1/2013	22,800,000	22,800,000
DBS Bank Ltd.:
144A, 0.25%, 7/8/2013	33,500,000	33,498,372
144A, 0.25%, 9/12/2013	50,000,000	49,974,653
Erste Abwicklungsanstalt:
0.2%, 10/30/2013	14,000,000	13,990,589
0.24%, 8/1/2013	25,000,000	24,994,833
0.25%, 9/5/2013	19,000,000	18,991,292
0.25%, 9/17/2013	35,000,000	34,981,042
0.4%, 10/11/2013	15,000,000	14,983,000
0.41%, 8/1/2013	20,000,000	19,992,939
0.43%, 7/19/2013	45,000,000	44,990,325
0.53%, 7/1/2013	50,000,000	50,000,000
Gotham Funding Corp., 144A, 0.17%, 7/1/2013	40,000,000	40,000,000
Hannover Funding Co., LLC:
0.24%, 8/15/2013	25,000,000	24,992,500
0.24%, 8/26/2013	48,500,000	48,481,893
0.24%, 8/28/2013	62,500,000	62,475,833
0.25%, 7/1/2013	49,574,000	49,574,000
Kells Funding LLC:
144A, 0.22%, 9/18/2013	10,000,000	9,995,172
144A, 0.25%, 9/17/2013	25,000,000	24,986,458
144A, 0.25%, 9/20/2013	20,000,000	19,988,750
144A, 0.255%, 12/2/2013	10,000,000	9,989,092
144A, 0.26%, 8/19/2013	35,000,000	34,987,614
144A, 0.26%, 8/27/2013	15,000,000	14,993,825
LMA Americas LLC, 144A, 0.2%, 7/29/2013	50,000,000	49,992,222
Macquarie Bank Ltd., 144A, 0.23%, 7/22/2013	79,566,000	79,555,325
Natixis U.S. Finance Co., LLC, 0.1%, 7/1/2013	175,000,000	175,000,000
Nederlandse Waterschapsbank NV, 0.27%, 9/19/2013	40,000,000	39,976,000
Nieuw Amsterdam Receivables Corp., 144A, 0.18%, 7/22/2013	10,000,000	9,998,950
Nordea North America, Inc.:
0.24%, 11/8/2013	25,000,000	24,978,333
0.26%, 8/26/2013	25,500,000	25,489,687
0.275%, 7/16/2013	20,000,000	19,997,708
Old Line Funding LLC, 144A, 0.24%, 12/16/2013	25,000,000	24,972,000
Regency Markets No. 1 LLC:
144A, 0.17%, 7/15/2013	30,405,000	30,402,990
144A, 0.17%, 7/31/2013	7,790,000	7,788,896
144A, 0.18%, 7/22/2013	12,500,000	12,498,760
SBAB Bank AB, 144A, 0.17%, 7/2/2013	71,299,000	71,298,663
Scaldis Capital LLC, 0.24%, 8/14/2013	15,000,000	14,995,600
Sinopec Century Bright Capital Investment Ltd., 0.27%, 7/15/2013	18,000,000	17,998,110
Skandinaviska Enskilda Banken AB:
0.22%, 7/2/2013	20,000,000	19,999,878
0.22%, 7/3/2013	20,000,000	19,999,756
Standard Chartered Bank, 0.27%, 7/11/2013	60,000,000	59,995,500
Sydney Capital Corp.:
144A, 0.24%, 9/12/2013	20,000,000	19,990,267
144A, 0.25%, 8/14/2013	18,500,000	18,494,347
144A, 0.27%, 7/11/2013	25,000,000	24,998,125
UOB Funding LLC, 0.25%, 8/26/2013	20,000,000	19,992,222
Versailles Commercial Paper LLC, 144A, 0.19%, 7/8/2013	12,250,000	12,249,547
Victory Receivables Corp.:
144A, 0.17%, 7/18/2013	50,000,000	49,995,986
144A, 0.2%, 7/16/2013	32,000,000	31,997,333
Working Capital Management Co., 144A, 0.2%, 8/16/2013	15,500,000	15,496,039
		1,941,095,267
Issued at Par 4.1%
Atlantic Asset Securitization LLC, 144A, 0.243%*, 9/4/2013	30,000,000	29,999,531
Australia & New Zealand Banking Group Ltd., 144A, 0.31%*, 12/6/2013	35,000,000	35,000,000
Barton Capital LLC, 144A, 0.27%*, 11/4/2013	30,000,000	30,000,000
BNZ International Funding Ltd., 144A, 0.315%*, 5/12/2014	20,000,000	20,000,000
Kells Funding LLC:
144A, 0.252%*, 11/12/2013	20,000,000	20,000,000
144A, 0.291%*, 10/21/2013	15,000,000	15,000,038
144A, 0.343%*, 9/3/2013	25,000,000	25,000,000
Westpac Banking Corp.:
144A, 0.283%*, 9/3/2013	15,000,000	15,000,000
144A, 0.31%*, 11/29/2013	25,000,000	25,000,000
		214,999,569
Total Commercial Paper (Cost $2,156,094,836)		2,156,094,836

Short-Term Notes* 14.5%
ANZ New Zealand International Ltd., 144A, 1.272%, 12/20/2013	11,725,000	11,780,420
Australia & New Zealand Banking Group Ltd., 144A, 0.338%, 5/12/2014	30,000,000	30,000,000
Bank of Nova Scotia:
0.21%, 8/9/2013	30,000,000	30,000,000
0.26%, 1/10/2014	32,250,000	32,250,000
0.412%, 6/24/2019	45,000,000	45,000,000
Canadian Imperial Bank of Commerce:
0.285%, 3/21/2014	15,000,000	15,000,000
0.29%, 5/16/2014	40,000,000	40,000,000
Commonwealth Bank of Australia, 144A, 0.25%, 6/11/2014	30,000,000	30,000,000
JPMorgan Chase Bank NA, Series 2, 0.355%, 4/22/2019	30,000,000	30,000,000
Kommunalbanken AS, 144A, 0.16%, 2/26/2014	17,500,000	17,500,000
National Australia Bank Ltd.:
0.272%, 8/13/2013	32,000,000	32,000,000
144A, 0.975%, 11/8/2013	49,000,000	49,119,514
Rabobank Nederland NV:
0.31%, 5/8/2014	18,000,000	18,000,000
0.345%, 1/27/2014	38,000,000	38,000,000
0.375%, 11/14/2013	50,000,000	50,000,000
144A, 0.484%, 8/16/2014	26,000,000	26,000,000
Royal Bank of Canada:
0.29%, 6/17/2014	15,000,000	15,000,000
0.31%, 2/28/2014	50,000,000	50,000,000
0.31%, 3/21/2014	25,000,000	25,000,000
Svensk Exportkredit AB, 144A, 0.18%, 6/17/2014	15,000,000	15,000,000
Wells Fargo Bank NA:
0.183%, 11/22/2013	20,000,000	20,000,000
0.243%, 3/7/2014	25,000,000	25,000,000
Westpac Banking Corp.:
0.282%, 5/9/2014	24,000,000	24,000,000
0.31%, 11/15/2013	50,000,000	50,000,000
0.452%, 8/9/2013	45,000,000	45,000,000
Total Short-Term Notes (Cost $763,649,934)		763,649,934

Municipal Bonds and Notes 12.7%
Alaska, Eclipse Funding Trust Various States, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.06%***, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,000,000	10,000,000
Arizona, Salt River Pima-Maricopa, Indian Community, 0.26%***, 10/1/2026, LOC: Bank of America NA	4,500,000	4,500,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.27%***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.07%***, 6/1/2042, LOC: Branch Banking & Trust	25,020,000	25,020,000
California, 0.2%, 7/11/2013	15,000,000	15,000,000
California, State General Obligation:
Series A, 144A, 0.04%***, 5/1/2040, LOC: Royal Bank of Canada	4,400,000	4,400,000
Series B, 0.05%***, 5/1/2040, LOC: Barclays Bank PLC	19,440,000	19,440,000
Series A, 144A, 0.05%***, 5/1/2040, LOC: Royal Bank of Canada	10,350,000	10,350,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.06%***, 7/1/2041, LOC: Union Bank NA	1,500,000	1,500,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series C, AMT, 0.06%***, 2/1/2037, LOC: Fannie Mae, Freddie Mac	4,035,000	4,035,000
California, Statewide Communities Development Authority Revenue, Health Facility, Community Hospital Monterey Peninsula, Series B, 0.06%***, 6/1/2033, LOC: U.S. Bank NA	3,450,000	3,450,000
Chicago, IL, 0.24%, 7/10/2013	11,535,000	11,534,308
Georgia, 0.179%, 10/1/2013	8,360,000	8,359,606
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 0.05%***, 2/15/2033, LOC: Northern Trust Co.	8,625,000	8,625,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.2%***, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.06%***, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,960,000	11,960,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 0.06%***, 1/1/2035, LOC: Union Bank NA	16,750,000	16,750,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A2, 0.05%***, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	7,000,000	7,000,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.17%***, 3/1/2039, LOC: TD Bank NA	4,620,000	4,620,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.34%***, 7/1/2032, LOC: Northern Trust Co.	5,105,000	5,105,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.11%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,950,000	10,950,000
Minnesota, State Office of Higher Education Revenue, Supplemental Student Loan Program, Series B, AMT, 0.06%***, 12/1/2043, LOC: U.S. Bank NA	12,250,000	12,250,000
Mississippi, State Development Bank Special Obligation, Series B, 0.2%***, 10/1/2031, LOC: Bank of America NA	14,500,000	14,500,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue:
Series 5, AMT, 0.09%***, 11/1/2046, LOC: Citibank NA	18,770,000	18,770,000
Series 6, 0.16%***, 11/1/2037, LOC: Citibank NA	17,340,000	17,340,000
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.06%***, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.13%***, 9/30/2013, LIQ: Barclays Bank PLC	20,000,000	20,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.18%***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 153, AMT, 0.1%***, 4/1/2047, SPA: Barclays Bank PLC	11,500,000	11,500,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19%***, 9/1/2040, LIQ: Wells Fargo Bank NA	19,960,000	19,960,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-2, 0.05%***, 6/15/2045, SPA: CA Public Employees Retirement System	12,550,000	12,550,000
Northeastern, PA, Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.07%***, 9/1/2034, LOC: PNC Bank NA	11,235,000	11,235,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.18%***, 8/1/2014, LIQ: Citibank NA	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Rancho, CA, Water District Financing Authority, Series B, 0.05%***, 8/15/2031, LOC: U.S. Bank NA	13,000,000	13,000,000
Rhode Island, State Student Loan Authority, Student Loan Revenue, Series B, 0.12%***, 6/1/2052, LOC: State Street Bank & Trust Co.	14,600,000	14,600,000
Shelby County, AL, Board of Education, Capital Outlay Warrants, Series 114C, 144A, 0.19%***, 2/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,245,000	10,245,000
Suffolk County, NY, Industrial Development Agency, St. Anthony's High School Civic, 0.04%***, 12/1/2036, LOC: U.S. Bank NA, Sovereign Bank NA	5,005,000	5,005,000
Texas, General Obligation, Series II-C, 0.13%***, 6/1/2029, SPA: JPMorgan Chase Bank NA	14,360,000	14,360,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.07%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	13,400,000	13,400,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	58,000,000	58,218,883
Texas, Wells Fargo Stage Trust, Series 5C, 144A, 0.06%***, 3/1/2043, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	12,500,000	12,500,000
University of California, Series Z-1, 0.14%***, 7/1/2041	29,720,000	29,720,000
University of Michigan, Series D-2, 0.04%***, 12/1/2029	10,000,000	10,000,000
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04%***, 12/31/2047, LOC: Bank of Nova Scotia	25,000,000	25,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Village Apartments, Inc., 0.04%***, 8/15/2028, LOC: BMO Harris Bank NA	8,605,000	8,605,000
Wyoming, State Student Loan Corp., Revenue, Series A-3, 0.06%***, 12/1/2043, LOC: Royal Bank of Canada	10,000,000	10,000,000
Total Municipal Bonds and Notes (Cost $667,027,797)		667,027,797

Government & Agency Obligations 3.3%
U.S. Government Sponsored Agencies 0.8%
Federal Home Loan Bank:
0.15%*, 11/8/2013	5,000,000	4,999,291
0.5%, 12/13/2013	15,000,000	15,022,228
0.875%, 12/27/2013	20,000,000	20,068,503
		40,090,022
U.S. Treasury Obligations 2.5%
U.S. Treasury Bill, 0.177%**, 10/17/2013	68,625,000	68,588,457
U.S. Treasury Notes:
0.5%, 10/15/2013	25,000,000	25,021,554
0.5%, 11/15/2013	15,000,000	15,017,122
4.0%, 2/15/2014	25,000,000	25,598,109
		134,225,242
Total Government & Agency Obligations (Cost $174,315,264)		174,315,264

Time Deposits 6.8%
Citibank NA, 0.09%, 7/2/2013	120,000,000	120,000,000
Credit Agricole Corporate & Investment Bank, 0.11%, 7/1/2013	126,000,000	126,000,000
State Street Bank & Trust Co., 0.01%, 7/1/2013	111,244,401	111,244,401
Total Time Deposits (Cost $357,244,401)		357,244,401
Repurchase Agreements 7.3%
BNP Paribas, 0.27%, dated 6/13/2013, to be repurchased at $35,008,400 on 7/15/2013 (a)	35,000,000	35,000,000
BNP Paribas, 0.3%, dated 5/10/2013, to be repurchased at $20,010,333 on 7/11/2013 (b)	20,000,000	20,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $114,968,076 on 3/18/2014 (c)	114,500,000	114,500,000
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $60,052,700 on 9/3/2013 (d)	60,000,000	60,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 6/28/2013, to be repurchased at $30,000,250 on 7/1/2013 (e)	30,000,000	30,000,000
The Toronto-Dominion Bank, 0.1%, dated 6/28/2013, to be repurchased at $125,001,042 on 7/1/2013 (f)	125,000,000	125,000,000
Total Repurchase Agreements (Cost $384,500,000)		384,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,299,388,139)†	100.9	5,299,388,139
Other Assets and Liabilities, Net	(0.9)	(47,534,452)
Net Assets	100.0	5,251,853,687

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2013.

† The cost for federal income tax purposes was $5,299,388,139.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,599,703	Bank of Nova Scotia	1.05-1.65	3/20/2015- 10/29/2015	2,656,368
2,906,100	CNOOC Finance 2012 Ltd.	3.875	5/2/2022	2,812,581
819,258	Credit Suisse	5.5	5/1/2014	860,736
1,158,207	eBay, Inc.	1.625	10/15/2015	1,186,705
507,892	GDF Suez	2.875	10/10/2022	482,309
2,397,168	International Business Machines Corp.	1.625	5/15/2020	2,249,160
4,660,313	KFW	4.0	1/27/2020	5,258,034
4,060,029	Korea Expressway Corp.	4.875-5.125	4/7/2014- 5/20/2015	4,224,151
2,359,737	Korea Gas Corp.	2.25	7/25/2017	2,296,290
39,587	Macquarie Bank Ltd.	4.1	12/17/2013	40,318
640,445	McDonald's Corp.	5.35	3/1/2018	745,303
6,324,952	National Bank of Canada	1.65	1/30/2014	6,410,866
555,000	Oracle Corp.	6.125	7/8/2039	680,005
6,901,715	SpareBank 1 Boligkreditt AS	1.25-2.3	10/25/2013- 6/30/2017	6,981,659
Total Collateral Value				36,884,485

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,476,360	Bank of Nova Scotia	1.05	3/20/2015	5,526,514
14,653,013	CNOOC Finance 2011 Ltd.	5.75	1/26/2041	15,661,108
179,006	SpareBank 1 Boligkreditt AS	1.25	10/25/2013	179,863
Total Collateral Value				21,367,485

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,920	Chase Funding Trust	4.707	6/25/2032	16,002
23,315,000	Chase Issuance Trust	0.79-2.16	6/15/2017- 9/16/2024	23,036,564
9,716,950	College Loan Corp Trust	Zero Coupon- 0.526	1/25/2024- 1/25/2047	9,505,802
1,539,151	Collegiate Funding Services Education Loan Trust	0.366	12/28/2021	1,945,485
7,395,178	GCO Education Loan Funding Master Trust II	Zero Coupon	8/27/2046	6,231,786
30,755,422	GCO Education Loan Funding Trust	Zero Coupon- 0.403	5/25/2025- 3/25/2042	29,408,531
395,492	JPMorgan Commercial Mortgage Pass-Through Certificates	4.719	1/15/2038	401,221
20,223,052	KKR Financial CLO	1.018	10/15/2017	20,156,026
6,000,000	Nelnet Student Loan Trust	Zero Coupon	3/22/2032	4,874,506
3,453,352	Northstar Education Finance, Inc.	0.396-0.483	4/28/2016- 5/28/2026	7,541,202
15,466,518	SLM Student Loan Trust	0.276-0.776	7/25/2017- 3/25/2025	15,494,972
409,968	WFRBS Commercial Mortgage Trust	2.218	11/15/2044	45,583
Total Collateral Value				118,657,680

(d) Collateralized by $61,211,500 U.S. Treasury Bill, maturing on 10/17/2013 with a value of $61,200,053.

(e) Collateralized by $30,651,500 U.S. Treasury Note, 0.25%, maturing on 7/15/2015 with a value of $30,600,024.

(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,000,000	Alabama Power Capital Trust V	5.5	10/1/2042	1,886,583
965,003	Altria Group, Inc.	4.5	5/2/2043	836,117
3,460,237	Ameriprise Financial, Inc.	5.3-7.518	3/15/2020- 6/1/2066	3,894,587
3,117,000	Australia & New Zealand Banking Group Ltd.	1.0-2.4	10/6/2015- 11/23/2016	3,190,808
1,480,000	Bank of America Corp.	1.25	1/11/2016	1,459,294
2,975,000	Bank of Montreal	1.3-2.625	10/31/2014- 1/30/2017	3,021,044
7,028,023	Bank of Nova Scotia	1.45-2.15	7/26/2013- 1/30/2017	7,171,572
698,000	Canadian Imperial Bank of Commerce	2.75	1/27/2016	737,950
909,456	Cigna Corp.	5.375	2/15/2042	969,077
695,004	Coca-Cola Co.	3.625	3/15/2014	717,454
1,777,452	Daimler Finance North America LLC	3.0	3/28/2016	1,866,307
245,000	Danaher Corp.	5.4	3/1/2019	288,649
1,000,000	FedEx Corp.	2.7-4.1	4/15/2023	906,017
17,685,240	General Electric Capital Corp.	0.475-6.75	5/11/2016- 8/15/2036	17,202,023
21,829	The Goldman Sachs Group, Inc.	5.75	1/24/2022	24,610
370,000	Hyatt Hotels Corp.	3.375	7/15/2023	346,536
20,000	Hydro-Quebec	2.0	6/30/2016	20,778
244,604	JPMorgan Chase & Co.	1.625	5/15/2018	234,627
1,680,000	Lorillard Tobacco Co.	8.125	6/23/2019	2,060,585
500,000	Medtronic, Inc.	4.0	4/1/2043	453,276
3,411,198	National Bank of Canada	1.45-1.65	1/30/2014- 11/7/2017	3,361,900
273,185	PartnerRe Finance B LLC	5.5	6/1/2020	301,759
4,073,967	Pepsi Bottling Group, Inc.	7.0	3/1/2029	5,293,713
1,000,000	PepsiCo, Inc.	2.5	5/10/2016	1,043,743
500,000	Piedmont Operating Partnership LP	3.4	6/1/2023	468,956
4,025,000	PNC Financial Services Group, Inc.	4.85-8.25	5/29/2043- 7/29/2043	4,170,879
2,000,000	Reinsurance Group of America, Inc.	6.75	12/15/2065	2,007,375
16,961,815	Roche Holdings, Inc.	6.0	3/1/2019	20,583,332
31,885,842	Royal Bank of Canada	0.625-1.2	12/4/2015- 9/19/2017	31,825,696
25,000	Shell International Finance BV	4.0	3/21/2014	25,915
1,950,000	St Jude Medical, Inc.	3.25	4/15/2023	1,853,581
900,000	Sunoco Logistics Partners Operations LP	3.45	1/15/2023	835,884
1,662,597	Toronto-Dominion Bank	0.272-2.2	9/13/2013- 9/14/2016	1,704,931
450,000	Total System Services, Inc.	2.375	6/1/2018	434,952
1,408,012	U.S. Treasury Note	4.625	11/15/2016	1,594,440
1,000,000	UnitedHealth Group, Inc.	2.875-4.25	3/15/2023- 3/15/2043	934,105
747,068	Verizon Communications, Inc.	2.45	11/1/2022	680,878
2,000,000	Viacom, Inc.	4.875	6/15/2043	1,858,088
276,012	Walt Disney Co.	2.75	8/16/2021	274,283
2,610,000	Westpac Banking Corp.	1.25-2.45	7/17/2015- 12/15/2017	2,646,267
133,356	Wyeth LLC	5.5	2/1/2014	140,304
Total Collateral Value				129,328,875

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$—	$4,914,888,139	$—	$4,914,888,139
Repurchase Agreements	—	384,500,000	—	384,500,000
Total	$—	$5,299,388,139	$—	$5,299,388,139

There have been no transfers between fair value measurement levels during the year ended June 30, 2013.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013
Assets
Investments in non-affiliated securities, valued at amortized cost	$5,299,388,139
Cash	12,498,663
Receivable for investments sold	655,001
Interest receivable	2,724,901
Other assets	38,838
Total assets	5,315,305,542
Liabilities
Distributions payable	341,306
Payable for investments purchased	62,496,646
Accrued management fee	78,441
Accrued Trustees' fees	36,926
Other accrued expenses and payables	498,536
Total liabilities	63,451,855
Net assets, at value	$5,251,853,687
Net Assets Consist of
Undistributed net investment income	146,744
Paid-in capital	5,251,706,943
Net assets, at value	$5,251,853,687
Net Asset Value
Net Asset Value, offering and redemption price per share ($5,251,853,687 ÷ 5,251,706,953 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2013
Investment Income
Income: Interest	$18,213,304
Expenses: Management fee	5,908,762
Administration fee	5,908,762
Services to shareholders	35,444
Custodian fee	81,583
Professional fees	102,004
Reports to shareholders	34,424
Registration fees	24,234
Trustees' fees and expenses	222,507
Other	199,585
Total expenses before expense reductions	12,517,305
Expense reductions	(5,206,190)
Total expenses after expense reductions	7,311,115
Net investment income	10,902,189
Net realized gain (loss) from investments	54,595
Net increase (decrease) in net assets resulting from operations	$10,956,784

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended June 30,
Increase (Decrease) in Net Assets	2013	2012
Operations: Net investment income	$10,902,189	$15,405,507
Net realized gain (loss) from investments	54,595	(9,529)
Net increase (decrease) in net assets resulting from operations	10,956,784	15,395,978
Distribution to shareholders from: Net investment income	(10,902,188)	(15,405,513)
Net realized gains	—	(340,000)
Total distributions	(10,902,188)	(15,745,513)
Fund share transactions: Proceeds from shares sold	14,286,141,145	18,771,391,021
Reinvestment of distributions	1,195,047	—
Payments for shares redeemed	(16,076,321,101)	(19,687,114,536)
Net increase (decrease) in net assets from Fund share transactions	(1,788,984,909)	(915,723,515)
Increase (decrease) in net assets	(1,788,930,313)	(916,073,050)
Net assets at beginning of period	7,040,784,000	7,956,857,050
Net assets at end of period (including undistributed net investment income of $146,744 and $101,677, respectively)	$5,251,853,687	$7,040,784,000
Other Information
Shares outstanding at beginning of period	7,040,691,862	7,956,415,377
Shares sold	14,286,141,145	18,771,391,021
Shares issued to shareholders in reinvestment of distributions	1,195,047	—
Shares redeemed	(16,076,321,101)	(19,687,114,536)
Net increase (decrease) in Fund shares	(1,788,984,909)	(915,723,515)
Shares outstanding at end of period	5,251,706,953	7,040,691,862

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended June 30,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.002	.002	.002	.003	.017
Net realized gain (loss)	.000 *	(.000 )*	.000 *	.000 *	.000 *
Total from investment operations	.002	.002	.002	.003	.017
Less distributions from: Net investment income	(.002)	(.002)	(.002)	(.003)	(.017)
Net realized gains	—	(.000 )*	—	(.000 )*	—
Total distributions	(.002)	(.002)	(.002)	(.003)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)a	.18	.21	.24	.26	1.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5,252	7,041	7,957	7,318	6,133
Ratio of expenses before expense reductions (%)	.21	.21	.21	.22	.21
Ratio of expenses after expense reductions (%)	.12	.10	.11	.14	.12
Ratio of net investment income (%)	.18	.20	.24	.25	1.60
a Total return would have been lower had certain expenses not been reduced. * Less than $.0005 per share.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Daily Assets Fund Institutional (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management has completed its evaluation of the application of ASU 2013-01 and its impact on the Fund's financial statements and will include the required enhanced disclosures in the semiannual shareholder report as of December 31, 2013.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of June 30, 2013, the Fund had investments in repurchase agreements with a gross value of $384,500,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2013, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$488,050

During the years ended June 30, 2013 and June 30, 2012, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended June 30,
	2013	2012
Distributions from ordinary income*	$10,902,188	$15,745,513

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from July 1, 2012 through October 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, for the periods from July 1, 2012 through January 31, 2013 and February 1, 2013 through June 30, 2013, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.12% and 0.13%, respectively. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended June 30, 2013, the Advisor waived a portion of its management fee aggregating $5,206,046, and the amount charged aggregated $702,716, which was equivalent to an annual effective rate of 0.01% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2013, the Administration Fee was $5,908,762, of which $400,503 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended June 30, 2013, the amount charged to the Fund by DISC aggregated $144, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $16,600, of which $6,151 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

D. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2013, 79% of the outstanding shares of the Fund were held by other affiliated DWS funds and 19% of the outstanding shares of the Fund were held by one non-affiliated shareholder account.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Money Market Trust and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (the "Fund'') at June 30, 2013 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts August 23, 2013	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,000.70
Expenses Paid per $1,000*	$.64
Hypothetical 5% Fund Return
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,024.15
Expenses Paid per $1,000*	$.65

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Daily Assets Fund Institutional	.13%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 5% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013,9 and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	102	—
William McClayton (1944) Vice Chairperson since 2013,9 and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	102	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	102	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003- present); Portland General Electric2 (utility company) (2003- present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	102	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Chairman of the Board of Trustees, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		102	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	102	—
Paul K. Freeman (1950) Board Member since 1993, and Chairperson (2009-Jan. 8, 2013)	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	102	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	102
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-2012)	102	Director, Becton Dickinson and Company2 (medical technology company) (2012- present); Director, CardioNet, Inc.2 (health care) (2009- present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	102	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	102	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	105	—

Interested Board Member and Officer4
Name, Year of Birth, Position with the Fund and Length of Time Served1,6	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Michael J. Woods5 (1967) Board Member since 2013,9 and Executive Vice President since 20139
Managing Director,3 Deutsche Asset & Wealth Management (2009-present); Head of the Americas Asset Management Business for Deutsche Bank, Member of the Asset and Wealth Management ("AWM") Extended Executive Committee, AWM Global Client Group Executive Committee and the AWM Active Asset Management Executive Committee; CEO and US Regional Head of DWS Investments; formerly: Sr. VP, Head of the Financial Intermediaries and Investments Group of Evergreen Investments (2007-2009), CEO and Vice Chairman of Board of Directors of XTF Global Asset Management (2006-2007), Managing Director — US Head of Sub-Advisory and Investment Only Business at Citigroup Asset Management (2000-2006). Mr. Woods is currently a board member of The Children's Village, The Big Brothers Big Sisters Organization, and The Mutual Fund Education Alliance.
		38	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served6	Business Experience and Directorships During the Past Five Years
W. Douglas Beck, CFA7 (1967) President, 2011-present
Managing Director,3 Deutsche Asset & Wealth Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly: Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert7 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow7 (1970) Vice President, 2012-present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan8 (1974) Assistant Secretary, since 20139	Vice President, Deutsche Asset & Wealth Management
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
John Caruso7 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby7 (1962) Chief Compliance Officer, 2006-present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The mailing address of Mr. Woods is 60 Wall Street, New York, New York 10005. Mr. Woods is an interested Board Member by virtue of his positions with Deutsche Asset & Wealth Management. As an interested person, Mr. Woods receives no compensation from the fund. Mr. Woods is a board member of the following trusts and corporations: Cash Account Trust, DWS Market Trust, DWS Money Funds, DWS State Tax-Free Income Series, DWS Target Fund, DWS Value Series, Inc., DWS Variable Series II, Investors Cash Trust, Tax-Exempt California Money Market Fund, DWS Global High Income Fund, Inc., DWS High Income Opportunities Fund, Inc., DWS High Income Trust, DWS Multi-Market Income Trust, DWS Municipal Income Trust, DWS Strategic Income Trust and DWS Strategic Municipal Income Trust.

6 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

7 Address: 60 Wall Street, New York, NY 10005.

8 Address: One Beacon Street, Boston, MA 02108.

9 Effective as of January 9, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
CUSIP Number	23337T 862
Fund Number	538

Notes

Deutsche Asset Management
A Member of the Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

814ANN
(R-028300-2 8/13)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DAILY ASSETS FUND INSTITUTIONAL
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$41,893	$0	$0	$0
2012	$40,188	$0	$0	$0

“All Other Fees Billed to Fund” were billed for services associated with foreign tax filing.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$51,500	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$51,500	$0	$51,500
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013